Consolidated Statement of Cash Flows - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Payments to suppliers and employees (inclusive of GST)	$ (3,576,274)	$ (732,093)
Research & development tax incentives		263,057
Receipt from Customers		40,000
Cash flows from operating activities	(3,576,274)	(429,036)
Interest and other finance costs paid	(18,391)	(136)
Net cash used in operating activities	(3,594,665)	(429,172)
Cash flows from investing activities
Payment towards procurement of property, plant and equipment	(3,117)
Payment towards acquisition of intangibles	(325,105)	(79,961)
Net cash used in investing activities	(328,222)	(79,961)
Cash flows from financing activities
Proceeds from issue of shares	7,913,463
Proceeds from borrowings	747,261	248,588
Capital issue costs	(1,862,392)
Repayment of lease liabilities		(11,895)
Net cash from financing activities	6,798,332	236,693
Net increase/(decrease) in cash and cash equivalents	2,875,445	(272,440)
Cash and cash equivalents at the beginning of the financial half-year	24,522	399,224
Effects of exchange rate changes on cash and cash equivalents	146,635
Cash and cash equivalents at the end of the financial half-year	$ 3,046,602	$ 126,784